Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Eaton Vance Focused Growth Opportunities Fund
Average Annual Return, Caption	Average Annual Total Return as of December 31, 2024
Eaton Vance Focused Growth Opportunities Fund | S&P 500® Index
Average Annual Total Return as of December 31, 2024		25.02%	14.51%	13.09%
Average Annual Total Return as of December 31, 2024	(reflects no deductions for fees, expenses or taxes)
Eaton Vance Focused Growth Opportunities Fund | Russell 1000® Growth Index
Average Annual Total Return as of December 31, 2024		33.36%	18.94%	16.76%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Eaton Vance Focused Growth Opportunities Fund | Class A | After Taxes on Distributions
Average Annual Total Return as of December 31, 2024		25.63%	12.66%	12.17%
Eaton Vance Focused Growth Opportunities Fund | Class A | After Taxes on Distributions and Sales
Average Annual Total Return as of December 31, 2024		17.29%	11.96%	11.31%
Eaton Vance Focused Growth Opportunities Fund | Class A
Average Annual Total Return as of December 31, 2024		27.22%	15.37%	13.86%
Eaton Vance Focused Growth Opportunities Fund | Class C
Average Annual Total Return as of December 31, 2024		32.28%	15.75%	13.80%
Eaton Vance Focused Growth Opportunities Fund | Class I
Average Annual Total Return as of December 31, 2024		34.60%	16.90%	14.76%
Eaton Vance Focused Value Opportunities Fund
Average Annual Return, Caption	Average Annual Total Return as of December 31, 2024
Eaton Vance Focused Value Opportunities Fund | Russell 3000® Index
Average Annual Total Return as of December 31, 2024		23.81%	13.85%	12.53%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Eaton Vance Focused Value Opportunities Fund | Russell 1000® Value Index
Average Annual Total Return as of December 31, 2024		14.37%	8.67%	8.48%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Eaton Vance Focused Value Opportunities Fund | Class A | After Taxes on Distributions
Average Annual Total Return as of December 31, 2024		4.58%	5.57%	7.02%
Eaton Vance Focused Value Opportunities Fund | Class A | After Taxes on Distributions and Sales
Average Annual Total Return as of December 31, 2024		4.71%	5.20%	6.48%
Eaton Vance Focused Value Opportunities Fund | Class A
Average Annual Total Return as of December 31, 2024		6.35%	6.91%	8.38%
Eaton Vance Focused Value Opportunities Fund | Class C
Average Annual Total Return as of December 31, 2024		10.41%	7.27%	8.32%
Eaton Vance Focused Value Opportunities Fund | Class I
Average Annual Total Return as of December 31, 2024		12.47%	8.34%	9.24%